Interest-Bearing Bank Borrowings (Details) ¥ in Thousands	Dec. 31, 2025 USD ($)	Nov. 30, 2025 USD ($)	May 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 CNY (¥)	Oct. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Feb. 29, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Facilities amount	$ 24,582,000				$ 26,330,000
Undrawn borrowing facilities (in Dollars)
Adlai US [Member] | Non-Revolving Facility, 6.57% Interest, Due February 26 , 2025, Guaranteed [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount											$ 3,000,000
Interest rate											6.57%
Adlai Hangzhou [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount		$ 10,000
Interest rate		3.50%
Adlai Hangzhou [Member] | Non Revolving Facility, 3.85% interest, due February 13, 2025, guaranteed [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount | ¥										¥ 30,000
Interest rate										3.85%
Adlai Hangzhou [Member] | Non Revolving Facility, 3.40% interest, due October 28, 2025, guaranteed [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount | ¥									¥ 20,000
Interest rate									3.40%
Adlai Hangzhou [Member] | Non Revolving Facility 3.30% Interest Due March 27,2026 [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount | ¥				¥ 20,000
Interest rate				3.30%
Adlai Hangzhou [Member] | Non Revolving Facility, 3.30% interest, due November 27, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount | ¥								¥ 10,000
Interest rate							3.30%	3.30%
Adlai Hangzhou [Member] | Non Revolving Facility, 3.50% interest, due March 21, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount | ¥						¥ 10,000
Interest rate					3.50%	3.50%
Adlai Hangzhou [Member] | Non Revolving Facility, 3.50% interest, due December 22, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount | ¥						¥ 10,000
Interest rate					3.50%	3.50%
Adlai Hangzhou [Member] | Non Revolving Facility, 3.50% interest, due December 12, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount | ¥						¥ 10,000
Interest rate					3.50%	3.50%
Adlai Hangzhou [Member] | Non Revolving Facility, 4.00% interest, due June 18, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount	$ 10,000
Interest rate	4.00%
Adlai Hangzhou [Member] | Non Revolving Facility, 4.00% interest, due June 19, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount	$ 10,000
Interest rate	4.00%
Adlai Hangzhou [Member] | Non Revolving Facility, 3.50% interest, due November 16, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount		$ 10,000
Interest rate		3.50%
Adlai Hangzhou [Member] | Non Revolving Facility, 3.50% interest, due November 23, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount		$ 10,000
Interest rate		3.50%
Adlai Hangzhou [Member] | Non Revolving Facility, 3.50% interest, due November 25, 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount		$ 10,000
Interest rate		3.50%
Adlai Cayman [Member] | Non Revolving Facility, 5.50% interest, due November 2, 2025, guaranteed [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount							$ 10,810,000
Interest rate							5.50%	5.50%
Adlai Cayman [Member] | Non Revolving Facility 4.50% Interest Due May 09 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Facilities amount			$ 13,200,000
Interest rate			4.50%